Taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense [Abstract]
Current tax expense (income)	$ 37,068	$ 40,087
Deferred tax expense (income)	(4,292)	(84,102)
Income tax expense (recovery)	$ 32,776	$ (44,015)